ANNUAL REPORT

AUGUST 31, 2001

TEMPLETON GLOBAL BOND FUND




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THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO
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
SHAREHOLDER LETTER


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Your Fund's Goal: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests mainly in the debt securities of companies, governments and government agencies located anywhere in the world, including emerging markets.
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This annual report for Templeton Global Bond Fund covers the fiscal year ended
August 31, 2001. During the 12 months under review, many investors' expectations of a global economic slowdown and falling interest rates were confirmed, as the Federal Reserve Board (the Fed), the European Central Bank and other central banks around the world enacted multiple rate reductions. The decline in U.S. growth affected Asia's, Europe's and Latin America's growth rates as these regions' export demand weakened. As a result, worldwide industrial production declined during the period. Domestic consumption remained relatively positive, offsetting some of the


CONTENTS


Shareholder Letter ......................................................      1

Performance Summary .....................................................     10

Financial Highlights & Statement of Investments .........................     14

Financial Statements ....................................................     21

Notes to Financial Statements ...........................................     24

Independent Auditors' Report ............................................     30


FUND CATEGORY

[PYRAMID GRAPH]



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 17.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
8/31/01

[PIE CHART]

Europe                       49.9%
Latin America                13.7%
U.S.                         10.6%
Australia & New Zealand       6.5%
Asia                          5.9%
Canada                        2.8%
Short-Term Investments &
 Other Net Assets            10.6%


negative trade effect. However, recent consumer confidence indicators suggest household spending may be slowing in the U.S.

Although reduced consumption generally drove many previous U.S. economic downturns, this time curtailed business investment also appeared to have contributed significantly to the slowdown during the period under review. Within this environment, the Fed's task of maintaining price stability in efforts to prevent a recession became further complicated by concerns that the Fed's policy might not be effective enough. Of particular concern were the Fed's timing and the magnitude of response from business investors and household consumers toward lower interest rates. On the one hand, fiscal stimulus stemming from the tax rebates combined with a positive income effect of recent energy price reductions could result in higher inflation if the Fed were to reduce rates excessively. On the other hand, the negative wealth effect of weaker stock prices together with rising unemployment could result in reduced consumption and tip the economy into recession. During the 12 months under review, the Fed's Open Market Committee weighed these economic concerns and reduced the federal funds target rate a total of 300 basis points, from 6.5% to 3.5%.

With the Fed's aggressive monetary-easing stance, the U.S. Treasury yield curve steepened as rates fell more on the short end of the curve than the long end. Short-term rates fell, in part, because investors expected the Fed to reduce the federal funds target rate further. Long-term Treasury bond yields did not fall as far despite analysts' expectations of lower inflation due, in part, to possible reductions in the U.S. government's fiscal surplus. Slower economic growth, combined with proposed tax cuts, could result in lower tax revenues and less reduction in outstanding government debt than analysts previously expected. As a result, an excess supply of government debt could drive Treasury bond prices down and yields up.

European bond markets offered positive returns in local currency terms during the year under review. For the 12-month period ended August 31, 2001, European bonds returned 8.44% in local currency terms, with the U.K. and the European Monetary Union (EMU) bond indexes returning 7.52% and 8.67%. German, Italian, French and Spanish bonds rose 8.21%, 8.82%, 8.57% and 8.81%, respectively. Sweden trended with the EMU countries, returning 6.40%, while Denmark outperformed with a 9.19% return as investors signaled relief following the country's decision not to join the EMU at the current time.(1)



PORTFOLIO BREAKDOWN
Based on Total Net Assets
8/31/01

--------------------------------------------------------------------------------
Government Bonds                                                          87.3%

Corporate Bonds                                                            1.9%

Warrants                                                                   0.2%

Short-Term Investments
 & Other Net Assets                                                       10.6%


1. Source: J.P. Morgan Securities, Inc., Government Bond Index Monitor, 8/31/01. Figures are based on J.P. Morgan's unmanaged Government Bond Local Currency Return Indexes, with each country's or region's returns based on the gross price (net price plus accrued interest) of bonds in each index. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

In Asia, the Japanese debt market returned 5.57% for the 12-month period as the country's economy hovered near recession. The Bank of Japan maintained its loose monetary policy stance. The bond markets of the dollar-bloc countries, Australia, Canada and New Zealand, generated positive returns during the period. The Australian bond market returned 10.32%, while the Canadian and New Zealand bond markets returned 8.01% and 8.28%.(1)

Investor risk aversion continued to rise, evidenced by the major equity markets' poor performance and wider credit risk rate spreads for higher risk-bearing fixed income asset classes such as high yield and emerging market bonds. For the 12-month period, the Nasdaq Composite Index, Standard & Poor's 500(R) Composite Index and the Dow Jones(R) Industrial Average returned -56.81%, -24.39% and -9.85%, respectively.(2) The additional interest paid for high yield securities over U.S. Treasuries because of their greater credit risk rose from 7.7% on August 31, 2000, to 8.2% on August 31, 2001, as measured by the CS First Boston High Yield Index.(3) Interest rate reduction in developed economies generally benefits emerging market borrowers, as it lowers financing costs and can attract positive



2. Source: Standard & Poor's Micropal. The unmanaged Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market(R). The index is market value-weighted and includes over 4,000 companies. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The unmanaged Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks.

3. Source: Standard & Poor's Micropal. The unmanaged CS First Boston High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

    One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

capital flows for investors seeking higher returns outside developed countries. However, increased investor risk aversion apparently also tempered overall capital flows to emerging economies during the period, offsetting much of the impact from lower interest rates. Consequently, the interest rate spread on the J.P. Morgan Emerging Markets Bond Index Global (EMBIG) rose from 5.54% at the beginning of the Fund's fiscal year to 7.63% at its close.(4)

The emerging bond market also experienced some volatility due to negative developments in Argentina. With a three-year recession and mounting financing pressures, Argentina successfully secured financial assistance from the International Monetary Fund (IMF) in December. However, investors remained skeptical regarding the government's political will to implement reforms tied to the IMF package. Although the government enacted several policy measures designed to improve liquidity and promote fiscal austerity, market pressure returned as poor economic and financial conditions persisted, and investors once again focused on the likelihood of government default. By the end of the reporting period, Argentina received additional IMF financial aid; however, the terms and conditions, and hence the new agreement's feasibility,




4. Source: J.P. Morgan Securities, Inc. The unmanaged J.P. Morgan EMBIG tracks and measures the total returns for U.S. dollar-denominated debt instruments of sovereign and quasi-sovereign entities in 27 emerging markets. It includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

remain uncertain. The country's bond performance contrasted sharply with those of other emerging markets. Overall, the J.P. Morgan EMBIG generated a positive 5.66% return during the 12 months ended August 31, 2001.(4) The Argentine component suffered as a result of the recession and ensuing financial crisis, ending the period with a -16.29% return. Within the EMBIG, Nigeria was the best performer, returning 52.27%. Other countries that posted solid returns included Colombia (31.16%), Russia (23.38%) and Ecuador (21.58%). Apart from Argentina, index stragglers included Turkey (-5.55%) and Ivory Coast (-8.36%).(4)

Within this environment, Templeton Global Bond Fund - Class A posted a 7.51% cumulative total return in U.S. dollar terms for the 12 months ended August 31, 2001, as shown in the Performance Summary beginning on page 10. The Fund's benchmark, the Salomon Brothers World Government Bond Index, which measures and tracks bonds from around the world, delivered an 8.22% return in local currency terms for the same 12-month period. A weakening dollar versus the euro resulted in the index's lower return of 5.68% in U.S. dollar terms.(5) Throughout the reporting period, we allocated approximately 60%-65% of total net assets to intermediate- and long-term bonds in developed industrial markets.



5. Source: Standard & Poor's Micropal. The unmanaged Salomon Brothers World Government Bond Index tracks the performance of government bond markets in 17 countries. It includes fixed-rate U.S. and foreign government bonds with remaining maturities of one year or more and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

Approximately 20%-25% of total net assets were invested in what we believed to be high-quality, liquid emerging market bonds. The Fund's allocation to emerging market bonds added positively to its performance because emerging market bonds generally outperformed high-quality industrial market debt.

There were several changes to the Fund's geographic allocation during the Fund's fiscal year. Our allocation to North America decreased moderately from 16.3% to 13.4% of total net assets, with lower U.S. and Canadian exposure. We invested some of the proceeds from the sales of North American securities into emerging markets. Our European exposure decreased slightly from 50.4% of total net assets to 49.9%, as we adjusted the underlying country mix to reduce our exposure to the U.K. while adding to France, Germany, Belgium and the Netherlands. Of the emerging markets, we eliminated our positions in Argentina, Colombia and South Korea. We initiated a position in Russia and increased our exposure to Turkey and Brazil.

Looking forward, we remain optimistic about prospects for global bond markets and Templeton Global Bond Fund. In our opinion, reduced economic growth, global inflation and interest rates should remain supportive of bond prices in the short term. In our view, the recent terrorist attacks in New York and Washington, D.C., have increased the risk of recession because of the potential negative impact on consumer confidence, equity markets and energy prices. However, we believe that bonds as an asset class could become more appealing, if investors' increased risk aversion results in rising demand for fixed income securities. We also hold a positive long-term outlook for emerging market bonds. However, we are cautious in the near term because investors could reduce their holdings of higher risk assets. In our view, at period-end, the Fund's portfolio is well-positioned with significant positions in government bonds of developed countries and its emphasis on oil-exporting countries among its emerging market holdings.

It is important to note that global investing involves special risks related to market, currency, economic, social, political and other factors, in addition to the heightened risks associated with the relatively small size and lesser liquidity of emerging markets. Investing in any emerging market security means accepting a certain amount of volatility that can arise from such factors as high levels of inflation, deflation or currency devaluation. In fact, short-term volatility in these markets, and declines exceeding 50%, are not uncommon.

We look forward to serving your future investment needs and welcome your comments or suggestions.

Portfolio Management Team
Templeton Global Bond Fund




--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 8/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE       8/31/01         8/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$0.03         $8.02           $8.05
DISTRIBUTIONS (9/1/00 - 8/31/01)
Dividend Income                          $0.1800
Return of Capital                        $0.4200
                                         -------
    Total                                $0.6000

CLASS C                                  CHANGE       8/31/01         8/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$0.02         $8.03           $8.05
DISTRIBUTIONS (9/1/00 - 8/31/01)
Dividend Income                          $0.1485
Return of Capital                        $0.4200
                                         -------
    Total                                $0.5685

ADVISOR CLASS                            CHANGE       8/31/01         8/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$0.03         $8.01           $8.04
DISTRIBUTIONS (9/1/00 - 8/31/01)
Dividend Income                          $0.1999
Return of Capital                        $0.4200
                                         -------
    Total                                $0.6199

PERFORMANCE

CLASS A                                     1-YEAR        5-YEAR       10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                    7.51%        14.82%       69.73%

Average Annual Total Return(2)                2.91%         1.92%        4.97%

Value of $10,000 Investment(3)             $10,291       $10,998      $16,245

Avg. Ann. Total Return (9/30/01)(4)           2.95%         1.49%        4.54%

                                                                      INCEPTION
CLASS C                                      1-YEAR        5-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                    7.20%         12.56%      31.17%

Average Annual Total Return(2)                5.16%          2.19%       4.21%

Value of $10,000 Investment(3)             $10,516        $11,142     $12,988

Avg. Ann. Total Return (9/30/01)(4)           4.98%          1.79%       4.07%

ADVISOR CLASS(5)                             1-YEAR         5-YEAR      10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                    7.79%         16.75%       72.58%

Average Annual Total Return(2)                7.79%          3.14%        5.61%

Value of $10,000 Investment(3)              $10,779       $11,675      $17,258

Avg. Ann. Total Return (9/30/01)(4)            7.62%         2.73%        5.18%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 9.29% and 1.92%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a non-diversified series of an investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  8/31/01
--------------------------------------------------------------------------------
1-Year                                                                    2.91%

5-Year                                                                    1.92%

10-Year                                                                   4.97%

                      [CLASS A (9/1/91-8/31/01) Line Graph]

                        TEMPLETON                 SALOMON                CPI
                       GLOBAL BOND                 WORLD
                      FUND -CLASS A*             GOVERNMENT
                                                 BOND INDEX
--------------------------------------------------------------------------------
09/01/1991               $ 9,571                  $10,000              $10,000
09/30/1991               $ 9,922                  $10,391              $10,044
10/31/1991               $10,061                  $10,500              $10,059
11/30/1991               $10,060                  $10,664              $10,088
12/31/1991               $10,479                  $11,218              $10,095
01/31/1992               $10,288                  $11,019              $10,110
02/29/1992               $10,228                  $10,957              $10,147
03/31/1992               $10,167                  $10,841              $10,199
04/30/1992               $10,290                  $10,919              $10,213
05/31/1992               $10,590                  $11,254              $10,227
06/30/1992               $10,902                  $11,569              $10,264
07/31/1992               $11,164                  $11,839              $10,286
08/31/1992               $11,184                  $12,170              $10,314
09/30/1992               $10,750                  $12,292              $10,343
10/31/1992               $10,856                  $11,958              $10,379
11/30/1992               $10,749                  $11,768              $10,394
12/31/1992               $10,806                  $11,838              $10,387
01/31/1993               $10,884                  $12,044              $10,438
02/28/1993               $11,088                  $12,281              $10,474
03/31/1993               $11,293                  $12,471              $10,511
04/30/1993               $11,498                  $12,734              $10,540
05/31/1993               $11,567                  $12,861              $10,555
06/30/1993               $11,487                  $12,834              $10,570
07/31/1993               $11,557                  $12,870              $10,570
08/31/1993               $11,745                  $13,257              $10,599
09/30/1993               $11,710                  $13,415              $10,622
10/31/1993               $11,887                  $13,392              $10,665
11/30/1993               $11,660                  $13,296              $10,673
12/31/1993               $11,924                  $13,409              $10,673
01/31/1994               $12,251                  $13,517              $10,701
02/28/1994               $11,947                  $13,430              $10,738
03/31/1994               $11,506                  $13,411              $10,774
04/30/1994               $11,469                  $13,427              $10,789
05/31/1994               $11,406                  $13,309              $10,797
06/30/1994               $11,232                  $13,500              $10,834
07/31/1994               $11,370                  $13,608              $10,863
08/31/1994               $11,484                  $13,561              $10,906
09/30/1994               $11,446                  $13,658              $10,936
10/31/1994               $11,574                  $13,877              $10,943
11/30/1994               $11,497                  $13,687              $10,958
12/31/1994               $11,497                  $13,725              $10,958
01/31/1995               $11,523                  $14,013              $11,002
02/28/1995               $11,707                  $14,372              $11,046
03/31/1995               $11,800                  $15,226              $11,082
04/30/1995               $12,078                  $15,508              $11,119
05/31/1995               $12,466                  $15,943              $11,141
06/30/1995               $12,493                  $16,037              $11,163
07/31/1995               $12,628                  $16,076              $11,163
08/31/1995               $12,696                  $15,523              $11,192
09/30/1995               $12,941                  $15,869              $11,214
10/31/1995               $13,174                  $15,988              $11,251
11/30/1995               $13,299                  $16,169              $11,244
12/31/1995               $13,590                  $16,338              $11,236
01/31/1996               $13,646                  $16,136              $11,302
02/29/1996               $13,547                  $16,054              $11,338
03/31/1996               $13,576                  $16,031              $11,397
04/30/1996               $13,646                  $15,967              $11,442
05/31/1996               $13,731                  $15,970              $11,463
06/30/1996               $13,918                  $16,096              $11,470
07/31/1996               $13,961                  $16,405              $11,492
08/31/1996               $14,148                  $16,469              $11,514
09/30/1996               $14,366                  $16,537              $11,551
10/31/1996               $14,701                  $16,846              $11,588
11/30/1996               $15,082                  $17,068              $11,610
12/31/1996               $15,112                  $16,930              $11,610
01/31/1997               $14,920                  $16,478              $11,647
02/28/1997               $14,875                  $16,355              $11,683
03/31/1997               $14,740                  $16,230              $11,712
04/30/1997               $14,771                  $16,087              $11,726
05/31/1997               $14,876                  $16,525              $11,719
06/30/1997               $15,073                  $16,722              $11,733
07/31/1997               $15,134                  $16,591              $11,747
08/31/1997               $15,119                  $16,581              $11,770
09/30/1997               $15,366                  $16,934              $11,799
10/31/1997               $15,428                  $17,287              $11,829
11/30/1997               $15,397                  $17,022              $11,821
12/31/1997               $15,389                  $16,971              $11,807
01/31/1998               $15,405                  $17,136              $11,830
02/28/1998               $15,484                  $17,275              $11,852
03/31/1998               $15,484                  $17,104              $11,875
04/30/1998               $15,579                  $17,377              $11,896
05/31/1998               $15,612                  $17,417              $11,917
06/30/1998               $15,628                  $17,443              $11,932
07/31/1998               $15,612                  $17,466              $11,946
08/31/1998               $15,546                  $17,941              $11,960
09/30/1998               $16,055                  $18,896              $11,975
10/31/1998               $16,121                  $19,455              $12,004
11/30/1998               $16,071                  $19,181              $12,004
12/31/1998               $16,221                  $19,566              $11,996
01/31/1999               $16,204                  $19,386              $12,025
02/28/1999               $15,597                  $18,764              $12,040
03/31/1999               $15,698                  $18,811              $12,076
04/30/1999               $15,851                  $18,803              $12,164
05/31/1999               $15,508                  $18,487              $12,164
06/30/1999               $15,354                  $18,164              $12,164
07/31/1999               $15,475                  $18,609              $12,200
08/31/1999               $15,387                  $18,694              $12,230
09/30/1999               $15,563                  $18,986              $12,288
10/31/1999               $15,528                  $18,976              $12,310
11/30/1999               $15,332                  $18,777              $12,318
12/31/1999               $15,438                  $18,732              $12,318
01/31/2000               $15,240                  $18,333              $12,355
02/29/2000               $15,366                  $18,201              $12,428
03/31/2000               $15,511                  $18,765              $12,530
04/30/2000               $15,091                  $18,152              $12,537
05/31/2000               $14,909                  $18,293              $12,552
06/30/2000               $15,408                  $18,738              $12,617
07/31/2000               $15,241                  $18,421              $12,646
08/31/2000               $15,110                  $18,283              $12,646
09/30/2000               $15,038                  $18,246              $12,712
10/31/2000               $14,698                  $18,015              $12,734
11/30/2000               $14,966                  $18,373              $12,741
12/31/2000               $15,869                  $19,031              $12,734
01/31/2001               $15,985                  $19,006              $12,814
02/28/2001               $15,851                  $18,999              $12,865
03/31/2001               $15,459                  $18,452              $12,895
04/30/2001               $15,459                  $18,385              $12,946
05/31/2001               $15,220                  $18,330              $13,005
06/30/2001               $15,359                  $18,161              $13,027
07/31/2001               $15,600                  $18,619              $12,990
08/31/2001               $16,245                  $19,319              $12,990

AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  8/31/01
--------------------------------------------------------------------------------
1-Year                                                                    5.16%

5-Year                                                                    2.19%

Since Inception (5/1/95)                                                  4.21%

                     [CLASS C (5/1/95-8/31/01) Line Graph]

                       TEMPLETON                 SALOMON                CPI
                         GLOBAL                   WORLD
                       BOND FUND               GOVERNMENT
                       -CLASS C*               BOND INDEX
--------------------------------------------------------------------------------
05/01/1995               $ 9,902                  $10,000              $10,000
05/31/1995               $10,209                  $10,281              $10,020
06/30/1995               $10,229                  $10,342              $10,040
07/31/1995               $10,337                  $10,366              $10,040
08/31/1995               $10,377                  $10,010              $10,066
09/30/1995               $10,585                  $10,233              $10,086
10/31/1995               $10,772                  $10,310              $10,120
11/30/1995               $10,869                  $10,426              $10,112
12/31/1995               $11,103                  $10,536              $10,105
01/31/1996               $11,156                  $10,405              $10,165
02/29/1996               $11,084                  $10,352              $10,198
03/31/1996               $11,103                  $10,338              $10,251
04/30/1996               $11,145                  $10,296              $10,291
05/31/1996               $11,199                  $10,298              $10,310
06/30/1996               $11,347                  $10,380              $10,316
07/31/1996               $11,379                  $10,579              $10,336
08/31/1996               $11,539                  $10,620              $10,356
09/30/1996               $11,700                  $10,664              $10,389
10/31/1996               $11,982                  $10,863              $10,422
11/30/1996               $12,288                  $11,007              $10,442
12/31/1996               $12,308                  $10,917              $10,442
01/31/1997               $12,147                  $10,626              $10,475
02/28/1997               $12,094                  $10,546              $10,508
03/31/1997               $11,981                  $10,466              $10,534
04/30/1997               $12,014                  $10,374              $10,547
05/31/1997               $12,095                  $10,656              $10,540
06/30/1997               $12,239                  $10,783              $10,553
07/31/1997               $12,285                  $10,699              $10,565
08/31/1997               $12,282                  $10,692              $10,586
09/30/1997               $12,478                  $10,920              $10,612
10/31/1997               $12,512                  $11,147              $10,639
11/30/1997               $12,489                  $10,977              $10,632
12/31/1997               $12,485                  $10,944              $10,619
01/31/1998               $12,481                  $11,050              $10,640
02/28/1998               $12,541                  $11,139              $10,660
03/31/1998               $12,549                  $11,029              $10,680
04/30/1998               $12,610                  $11,206              $10,699
05/31/1998               $12,632                  $11,231              $10,719
06/30/1998               $12,654                  $11,248              $10,731
07/31/1998               $12,636                  $11,263              $10,744
08/31/1998               $12,584                  $11,569              $10,757
09/30/1998               $12,977                  $12,185              $10,770
10/31/1998               $13,025                  $12,545              $10,796
11/30/1998               $12,993                  $12,369              $10,796
12/31/1998               $13,109                  $12,617              $10,789
01/31/1999               $13,090                  $12,501              $10,815
02/28/1999               $12,595                  $12,100              $10,828
03/31/1999               $12,672                  $12,130              $10,861
04/30/1999               $12,792                  $12,125              $10,940
05/31/1999               $12,511                  $11,921              $10,940
06/30/1999               $12,383                  $11,713              $10,940
07/31/1999               $12,476                  $12,000              $10,973
08/31/1999               $12,406                  $12,055              $10,999
09/30/1999               $12,541                  $12,243              $11,052
10/31/1999               $12,508                  $12,237              $11,072
11/30/1999               $12,344                  $12,108              $11,079
12/31/1999               $12,425                  $12,079              $11,079
01/31/2000               $12,262                  $11,822              $11,112
02/29/2000               $12,359                  $11,737              $11,177
03/31/2000               $12,472                  $12,101              $11,269
04/30/2000               $12,131                  $11,705              $11,276
05/31/2000               $11,981                  $11,796              $11,289
06/30/2000               $12,362                  $12,083              $11,348
07/31/2000               $12,239                  $11,879              $11,374
08/31/2000               $12,115                  $11,790              $11,374
09/30/2000               $12,068                  $11,766              $11,433
10/31/2000               $11,792                  $11,617              $11,453
11/30/2000               $12,003                  $11,848              $11,460
12/31/2000               $12,721                  $12,272              $11,453
01/31/2001               $12,810                  $12,256              $11,525
02/28/2001               $12,698                  $12,251              $11,571
03/31/2001               $12,381                  $11,898              $11,598
04/30/2001               $12,377                  $11,856              $11,644
05/31/2001               $12,181                  $11,820              $11,696
06/30/2001               $12,288                  $11,711              $11,716
07/31/2001               $12,477                  $12,006              $11,683
08/31/2001               $12,988                  $12,458              $11,683

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(7)                                                         8/31/01
--------------------------------------------------------------------------------
1-Year                                                                    7.79%

5-Year                                                                    3.14%

10-Year                                                                   5.61%

                 [ADVISOR CLASS (9/1/91-8/31/01)(7) Line Graph]

                       TEMPLETON                   SALOMON               CPI
                       GLOBAL BOND                  WORLD
                     FUND - ADVISOR                 GOV'T
                          CLASS                   BOND INDEX
--------------------------------------------------------------------------------
09/01/1991               $10,000                    $10,000            $10,000
09/30/1991               $10,367                    $10,391            $10,044
10/31/1991               $10,512                    $10,500            $10,059
11/30/1991               $10,511                    $10,664            $10,088
12/31/1991               $10,949                    $11,218            $10,095
01/31/1992               $10,750                    $11,019            $10,110
02/29/1992               $10,687                    $10,957            $10,147
03/31/1992               $10,623                    $10,841            $10,199
04/30/1992               $10,752                    $10,919            $10,213
05/31/1992               $11,065                    $11,254            $10,227
06/30/1992               $11,391                    $11,569            $10,264
07/31/1992               $11,665                    $11,839            $10,286
08/31/1992               $11,686                    $12,170            $10,314
09/30/1992               $11,232                    $12,292            $10,343
10/31/1992               $11,343                    $11,958            $10,379
11/30/1992               $11,231                    $11,768            $10,394
12/31/1992               $11,290                    $11,838            $10,387
01/31/1993               $11,372                    $12,044            $10,438
02/28/1993               $11,585                    $12,281            $10,474
03/31/1993               $11,799                    $12,471            $10,511
04/30/1993               $12,014                    $12,734            $10,540
05/31/1993               $12,086                    $12,861            $10,555
06/30/1993               $12,002                    $12,834            $10,570
07/31/1993               $12,075                    $12,870            $10,570
08/31/1993               $12,271                    $13,257            $10,599
09/30/1993               $12,235                    $13,415            $10,622
10/31/1993               $12,420                    $13,392            $10,665
11/30/1993               $12,183                    $13,296            $10,673
12/31/1993               $12,459                    $13,409            $10,673
01/31/1994               $12,800                    $13,517            $10,701
02/28/1994               $12,482                    $13,430            $10,738
03/31/1994               $12,022                    $13,411            $10,774
04/30/1994               $11,983                    $13,427            $10,789
05/31/1994               $11,918                    $13,309            $10,797
06/30/1994               $11,736                    $13,500            $10,834
07/31/1994               $11,880                    $13,608            $10,863
08/31/1994               $11,999                    $13,561            $10,906
09/30/1994               $11,959                    $13,658            $10,936
10/31/1994               $12,093                    $13,877            $10,943
11/30/1994               $12,012                    $13,687            $10,958
12/31/1994               $12,012                    $13,725            $10,958
01/31/1995               $12,040                    $14,013            $11,002
02/28/1995               $12,232                    $14,372            $11,046
03/31/1995               $12,329                    $15,226            $11,082
04/30/1995               $12,620                    $15,508            $11,119
05/31/1995               $13,026                    $15,943            $11,141
06/30/1995               $13,053                    $16,037            $11,163
07/31/1995               $13,194                    $16,076            $11,163
08/31/1995               $13,265                    $15,523            $11,192
09/30/1995               $13,522                    $15,869            $11,214
10/31/1995               $13,765                    $15,988            $11,251
11/30/1995               $13,895                    $16,169            $11,244
12/31/1995               $14,200                    $16,338            $11,236
01/31/1996               $14,258                    $16,136            $11,302
02/29/1996               $14,155                    $16,054            $11,338
03/31/1996               $14,185                    $16,031            $11,397
04/30/1996               $14,258                    $15,967            $11,442
05/31/1996               $14,347                    $15,970            $11,463
06/30/1996               $14,542                    $16,096            $11,470
07/31/1996               $14,587                    $16,405            $11,492
08/31/1996               $14,782                    $16,469            $11,514
09/30/1996               $15,010                    $16,537            $11,551
10/31/1996               $15,361                    $16,846            $11,588
11/30/1996               $15,759                    $17,068            $11,610
12/31/1996               $15,790                    $16,930            $11,610
01/31/1997               $15,592                    $16,478            $11,647
02/28/1997               $15,548                    $16,355            $11,683
03/31/1997               $15,410                    $16,230            $11,712
04/30/1997               $15,444                    $16,087            $11,726
05/31/1997               $15,574                    $16,525            $11,719
06/30/1997               $15,752                    $16,722            $11,733
07/31/1997               $15,819                    $16,591            $11,747
08/31/1997               $15,822                    $16,581            $11,770
09/30/1997               $16,084                    $16,934            $11,799
10/31/1997               $16,136                    $17,287            $11,829
11/30/1997               $16,114                    $17,022            $11,821
12/31/1997               $16,120                    $16,971            $11,807
01/31/1998               $16,123                    $17,136            $11,830
02/28/1998               $16,209                    $17,275            $11,852
03/31/1998               $16,229                    $17,104            $11,875
04/30/1998               $16,316                    $17,377            $11,896
05/31/1998               $16,354                    $17,417            $11,917
06/30/1998               $16,391                    $17,443            $11,932
07/31/1998               $16,360                    $17,466            $11,946
08/31/1998               $16,309                    $17,941            $11,960
09/30/1998               $16,829                    $18,896            $11,975
10/31/1998               $16,905                    $19,455            $12,004
11/30/1998               $16,856                    $19,181            $12,004
12/31/1998               $17,035                    $19,566            $11,996
01/31/1999               $17,021                    $19,386            $12,025
02/28/1999               $16,386                    $18,764            $12,040
03/31/1999               $16,496                    $18,811            $12,076
04/30/1999               $16,642                    $18,803            $12,164
05/31/1999               $16,285                    $18,487            $12,164
06/30/1999               $16,126                    $18,164            $12,164
07/31/1999               $16,257                    $18,609            $12,200
08/31/1999               $16,183                    $18,694            $12,230
09/30/1999               $16,356                    $18,986            $12,288
10/31/1999               $16,342                    $18,976            $12,310
11/30/1999               $16,140                    $18,777            $12,318
12/31/1999               $16,233                    $18,732            $12,318
01/31/2000               $16,028                    $18,333            $12,355
02/29/2000               $16,164                    $18,201            $12,428
03/31/2000               $16,320                    $18,765            $12,530
04/30/2000               $15,900                    $18,152            $12,537
05/31/2000               $15,693                    $18,293            $12,552
06/30/2000               $16,222                    $18,738            $12,617
07/31/2000               $16,050                    $18,421            $12,646
08/31/2000               $15,915                    $18,283            $12,646
09/30/2000               $15,862                    $18,246            $12,712
10/31/2000               $15,507                    $18,015            $12,734
11/30/2000               $15,773                    $18,373            $12,741
12/31/2000               $16,729                    $19,031            $12,734
01/31/2001               $16,855                    $19,006            $12,814
02/28/2001               $16,717                    $18,999            $12,865
03/31/2001               $16,307                    $18,452            $12,895
04/30/2001               $16,310                    $18,385            $12,946
05/31/2001               $16,061                    $18,330            $13,005
06/30/2001               $16,211                    $18,161            $13,027
07/31/2001               $16,469                    $18,619            $12,990
08/31/2001               $17,258                    $19,319            $12,990

6. Source: Standard & Poor's Micropal. The Salomon Brothers World Government Bond Index tracks the performance of government bond markets in 17 countries. It includes fixed-rate U.S. and foreign government bonds with remaining maturities of one year or more.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


Past performance does not guarantee future results.

TEMPLETON GLOBAL BOND FUND
Financial Highlights

                                                                                       CLASS A
                                                               --------------------------------------------------------
                                                                                YEAR ENDED AUGUST 31,
                                                               --------------------------------------------------------
                                                                 2001        2000        1999        1998        1997
                                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................       $8.05       $8.81       $9.49       $9.82       $9.76
                                                               --------------------------------------------------------
Income from investment operations:
 Net investment income.....................................         .56         .65         .58         .60         .63
 Net realized and unrealized gains (losses)................         .01        (.80)       (.66)       (.32)        .03
                                                               --------------------------------------------------------
Total from investment operations...........................         .57        (.15)       (.08)        .28         .66
                                                               --------------------------------------------------------
Less distributions from:
 Net investment income.....................................        (.18)       (.60)       (.55)       (.55)       (.60)
 Net realized gains........................................          --        (.01)       (.05)       (.06)         --
 Tax return of capital.....................................        (.42)         --          --          --          --
                                                               --------------------------------------------------------
Total distributions........................................        (.60)       (.61)       (.60)       (.61)       (.60)
                                                               --------------------------------------------------------
Net asset value, end of year...............................       $8.02       $8.05       $8.81       $9.49       $9.82
                                                               ========================================================
Total Return*..............................................       7.51%     (1.80)%     (1.02)%       2.82%       6.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $178,785    $114,247    $146,753    $189,898    $198,131
Ratios to average net assets:
 Expenses..................................................       1.33%       1.23%       1.22%       1.17%       1.15%
 Net investment income.....................................       7.06%       7.19%       6.20%       6.12%       6.41%
Portfolio turnover rate....................................     101.11%     179.84%      74.60%      75.95%     166.69%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended August 31, 1999.
 14

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                      CLASS C
                                                                ---------------------------------------------------
                                                                               YEAR ENDED AUGUST 31,
                                                                ---------------------------------------------------
                                                                 2001       2000       1999       1998       1997
                                                                 ------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $8.05      $8.82      $9.50      $9.83      $9.77
                                                                ---------------------------------------------------
Income from investment operations:
 Net investment income......................................        .53        .58        .54        .56        .57
 Net realized and unrealized gains (losses).................        .02       (.78)      (.66)      (.32)       .05
                                                                ---------------------------------------------------
Total from investment operations............................        .55       (.20)      (.12)       .24        .62
                                                                ---------------------------------------------------
Less distributions from:
 Net investment income......................................       (.15)      (.56)      (.51)      (.51)      (.56)
 Net realized gains.........................................         --       (.01)      (.05)      (.06)        --
 Tax return of capital......................................       (.42)        --         --         --         --
                                                                ---------------------------------------------------
Total distributions.........................................       (.57)      (.57)      (.56)      (.57)      (.56)
                                                                ---------------------------------------------------
Net asset value, end of year................................      $8.03      $8.05      $8.82      $9.50      $9.83
                                                                ===================================================
Total Return*...............................................      7.20%    (2.34)%    (1.41)%      2.46%      6.44%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $13,784    $11,966    $17,386    $20,404    $16,629
Ratios to average net assets:
 Expenses...................................................      1.73%      1.62%      1.62%      1.56%      1.54%
 Net investment income......................................      6.65%      6.78%      5.80%      5.73%      5.96%
Portfolio turnover rate.....................................    101.11%    179.84%     74.60%     75.95%    166.69%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON GLOBAL BOND FUND
Financial Highlights (continued)

                                                                                  ADVISOR CLASS
                                                                --------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                                --------------------------------------------------
                                                                 2001       2000       1999      1998       1997+
                                                                 ------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $8.04      $8.81     $9.49      $9.82     $10.16
                                                                --------------------------------------------------
Income from investment operations:
 Net investment income......................................        .58        .63       .61        .62        .42
 Net realized and unrealized gains (losses).................        .01       (.77)     (.67)      (.32)      (.34)
                                                                --------------------------------------------------
Total from investment operations............................        .59       (.14)     (.06)       .30        .08
                                                                --------------------------------------------------
Less distributions from:
 Net investment income......................................       (.20)      (.62)     (.57)      (.57)      (.42)
 Net realized gains.........................................         --       (.01)     (.05)      (.06)        --
 Tax return of capital......................................       (.42)        --        --         --         --
                                                                --------------------------------------------------
Total distributions.........................................       (.62)      (.63)     (.62)      (.63)      (.42)
                                                                --------------------------------------------------
Net asset value, end of year................................      $8.01      $8.04     $8.81      $9.49      $9.82
                                                                ==================================================
Total Return*...............................................      7.79%    (1.65)%    (.77)%      3.08%       .80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................       $289       $413    $1,261    $11,330    $12,742
Ratios to average net assets:
 Expenses...................................................      1.09%       .98%      .97%       .91%       .88%**
 Net investment income......................................      7.33%      7.28%     6.42%      6.38%      6.76%**
Portfolio turnover rate.....................................    101.11%    179.84%    74.60%     75.95%    166.69%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
++Based on average weighted shares outstanding effective year ended August 31, 1999.
                       See Notes to Financial Statements.
 16

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 79.8%
AUSTRALIA 4.1%
Government of Australia, 10.00%, 10/15/07...................      4,701,000 AUD     $  3,068,901
Queensland Treasury Corp., 6.50%, 6/14/05...................      8,775,000 AUD        4,803,947
                                                                                    ------------
                                                                                       7,872,848
                                                                                    ------------
BELGIUM 3.2%
Kingdom of Belgium:
  8.50%, 10/01/07...........................................      4,274,000 EUR        4,648,640
  7.50%, 7/29/08............................................      1,400,000 EUR        1,468,671
                                                                                    ------------
                                                                                       6,117,311
                                                                                    ------------
BRAZIL 4.1%
Government of Brazil:
  14.50%, 10/15/09..........................................      3,680,000            3,754,520
  10.125%, 5/15/27..........................................      1,700,000            1,188,300
  11.00%, 8/17/40...........................................      4,200,000            3,018,294
                                                                                    ------------
                                                                                       7,961,114
                                                                                    ------------
CANADA 2.8%
Government of Canada, 10.00%, 5/01/02.......................      8,140,000 CAD        5,461,246
                                                                                    ------------
DENMARK 2.0%
Kingdom of Denmark, 8.00%, 3/15/06..........................     27,946,000 DKK        3,865,413
                                                                                    ------------
ECUADOR 1.8%
Republic of Ecuador, 12.00%, 11/15/12.......................      5,170,000            3,457,438
                                                                                    ------------
FRANCE 7.2%
Credit Local de France SA, zero cpn., 10/16/01..............        826,000 EUR          746,544
Government of France:
  8.25%, 2/27/04............................................      6,748,000 EUR        6,727,160
  8.50%, 10/25/08...........................................      5,707,000 EUR        6,370,026
                                                                                    ------------
                                                                                      13,843,730
                                                                                    ------------
GERMANY 9.5%
Federal Republic of Germany:
  8.00%, 7/22/02............................................      5,726,667 EUR        5,378,146
  Series 96, 6.00%, 1/05/06.................................      2,914,364 EUR        2,828,725
  6.00%, 7/04/07............................................     10,249,000 EUR       10,061,876
                                                                                    ------------
                                                                                      18,268,747
                                                                                    ------------
*INDONESIA .2%
P.T. Astra International, wts., 12/31/03....................      1,880,582              348,133
                                                                                    ------------
ITALY 7.9%
Buoni Poliennali del Tesoro:
  8.75%, 7/01/06............................................      2,751,000 EUR        2,941,296
  6.75%, 7/01/07............................................      3,068,000 EUR        3,085,000
Government of Italy:
  10.50%, 4/01/05...........................................      7,676,001 EUR        8,378,129
  5.00%, 5/01/08............................................        835,000 EUR          769,468
                                                                                    ------------
                                                                                      15,173,893
                                                                                    ------------

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001 (CONT.)

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
MEXICO 2.9%
+Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02....    $    49,349         $     12,337
United Mexican States, 11.375%, 9/15/16.....................      4,540,000            5,504,750
                                                                                    ------------
                                                                                       5,517,087
                                                                                    ------------
NETHERLANDS 3.3%
Cellco Finance NV, 15.00%, 8/01/05..........................      1,300,000 EUR          939,250
Government of Netherlands:
  7.75%, 3/01/05............................................      4,264,000 EUR        4,308,153
  5.75%, 2/15/07............................................      1,213,000 EUR        1,167,990
                                                                                    ------------
                                                                                       6,415,393
                                                                                    ------------
NEW ZEALAND 2.4%
Government of New Zealand, 8.00%, 11/15/06..................     10,060,000 NZD        4,723,078
                                                                                    ------------
PANAMA
Republic of Panama, FRN, 5.03%, 5/14/02.....................         12,308               12,281
                                                                                    ------------
RUSSIA 4.8%
Federation of Russia, 11.00%, 7/24/18.......................     10,265,000            9,220,002
                                                                                    ------------
SPAIN 4.2%
Government of Spain:
  10.15%, 1/31/06...........................................      2,849,000 EUR        3,170,933
  8.80%, 4/30/06............................................      4,649,855 EUR        4,982,259
                                                                                    ------------
                                                                                       8,153,192
                                                                                    ------------
SWEDEN 3.9%
Kingdom of Sweden, 10.25%, 5/05/03..........................     72,900,000 SEK        7,612,523
                                                                                    ------------
TURKEY 5.7%
Republic of Turkey:
  Reg S, 10.00%, 9/19/07....................................        162,000              141,264
  12.375%, 6/15/09..........................................      4,869,000            4,469,742
  11.875%, 1/15/30..........................................      7,740,000            6,401,986
                                                                                    ------------
                                                                                      11,012,992
                                                                                    ------------
UNITED KINGDOM 3.9%
United Kingdom:
  7.50%, 12/07/06...........................................        500,000 GBP          806,814
  8.50%, 7/16/07............................................      3,981,000 GBP        6,764,536
                                                                                    ------------
                                                                                       7,571,350
                                                                                    ------------
UNITED STATES 1.0%
++*Acadia Partners LP.......................................        999,667               12,496
KFW International Finance Inc., 6.125%, 7/08/02.............      1,823,000            1,866,076
++*Penobscot Partners LP....................................            333                3,131
                                                                                    ------------
                                                                                       1,881,703
                                                                                    ------------

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001 (CONT.)

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
VENEZUELA 4.9%
Republic of Venezuela:
  144A, 9.125%, 6/18/07.....................................    $ 1,220,000         $  1,100,899
  Reg S, 9.125%, 6/18/07....................................        400,000              360,950
  9.25%, 9/15/27............................................     11,555,000            7,987,394
                                                                                    ------------
                                                                                       9,449,243
                                                                                    ------------
TOTAL LONG TERM INVESTMENTS (COST $180,588,494).............                         153,938,717
                                                                                    ------------
SHORT TERM INVESTMENTS 7.7%
Baden-Wuerttembergische Bank AG, 4.50%, 10/05/01............        150,000 EUR          136,252
Bayerische Landesbank Girozen, 6.50%, 10/29/01..............        346,000 NZD          151,290
Deutsche Bank AG, 3.625%, 9/04/01, Time Deposit.............      8,925,000            8,925,000
General Electric Capital Corp.:
  3.750%, 9/21/01...........................................        547,000 EUR          496,767
  3.625%, 12/14/01..........................................        741,000 EUR          671,739
German Treasury Bill, 10/19/01..............................      1,000,000 EUR          903,579
ING Bank NV, 4.50%, 11/21/01................................        186,622 EUR          169,348
International Bank for Reconstruction and Development:
  6.250%, 9/26/01...........................................        600,000              600,908
  4.625%, 12/18/01..........................................        204,517 EUR          185,883
Minnesota Mining & Manufacturing Co., 5.00%, 10/15/01.......        204,517 EUR          185,795
Morgan Stanley Dean Witter & Co., Series C, FRN, 3.91%,
  4/19/02...................................................        100,000              100,127
Rabobank Nederland NV:
  5.00%, 12/11/01...........................................        100,000              100,355
  4.50%, 12/28/01...........................................        255,646 EUR          232,410
Republic of Italy:
  7.00%, 9/18/01............................................        600,000              600,722
  Series 23, Strip, 9/27/01.................................      1,000,000              996,960
Unilever NV, 5.125%, 10/11/01...............................        204,517 EUR          185,875
Union Bank of Switzerland Finance NV, 2.50%, 10/30/01.......        153,388 EUR          138,904
                                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (COST $13,796,731).............                          14,781,914
                                                                                    ------------

TEMPLETON GLOBAL BOND FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001 (CONT.)

                                                                 PRINCIPAL
                                                                 AMOUNT**              VALUE
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 9.6%
Federal Farm Credit Bank, 6.190% to 6.875%, with maturities
  to 5/01/02................................................    $   300,000         $    304,033
Federal Home Loan Bank, 5.00% to 7.26%, with maturities to
  2/04/02...................................................      1,070,000            1,071,393
Federal Home Loan Mortgage Corp., 4.75%, 12/14/01...........        300,000              301,129
Federal National Mortgage Association, 5.25% to 6.00%, with
  maturities to 5/15/11.....................................     13,576,000           13,928,609
U.S. Treasury Note, 7.25%, 8/15/04..........................      2,714,000            2,957,838
                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $18,067,895)...........                          18,563,002
                                                                                    ------------
TOTAL INVESTMENTS (COST $212,453,120) 97.1%.................                         187,283,633
NET EQUITY IN FORWARD CONTRACTS.............................                              10,400
OTHER ASSETS, LESS LIABILITIES 2.9%.........................                           5,564,311
                                                                                    ------------
TOTAL NET ASSETS 100.0%.....................................                        $192,858,344
                                                                                    ============

CURRENCY ABBREVIATIONS:

AUD  -- Australian Dollar
CAD  -- Canadian Dollar
DKK  -- Danish Krone
EUR  -- European Unit
GBP  -- British Pound
NZD  -- New Zealand Dollar
SEK  -- Swedish Krona

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated. +Represents defaulted bonds.
++Securities represent equity investments.
                       See Notes to Financial Statements.
 20

TEMPLETON GLOBAL BOND FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2001

Assets:
 Investments in securities, at value (cost $212,453,120)....    $187,283,633
 Cash.......................................................         416,135
 Receivables:
  Investment securities sold................................       3,259,635
  Fund shares sold..........................................         306,592
  Dividends and interest....................................       5,126,379
 Unrealized gain on forward exchange contracts (Note 6).....          16,572
                                                                ------------
      Total assets..........................................     196,408,946
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       2,733,353
  Fund shares redeemed......................................         464,430
  To affiliates.............................................         210,495
 Unrealized loss on forward exchange contracts (Note 6).....           6,172
 Accrued expenses...........................................         136,152
                                                                ------------
      Total liabilities.....................................       3,550,602
                                                                ------------
Net assets, at value........................................    $192,858,344
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $    (17,007)
 Net unrealized depreciation................................     (25,089,389)
 Accumulated net realized loss..............................     (23,688,135)
 Beneficial shares..........................................     241,652,875
                                                                ------------
Net assets, at value........................................    $192,858,344
                                                                ============
CLASS A:
 Net asset value per share ($178,785,053 / 22,302,885 shares
   outstanding).............................................           $8.02
                                                                ============
 Maximum offering price per share ($8.02 / 95.75%)..........           $8.38
                                                                ============
CLASS C:
 Net asset value per share ($13,783,736 / 1,717,315 shares
   outstanding)*............................................           $8.03
                                                                ============
 Maximum offering price per share ($8.03 / 99.00%)..........           $8.11
                                                                ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($289,555 / 36,167 shares outstanding)....................           $8.01
                                                                ============

  *Redemption price per share is equal to net asset value less any applicable sales charge.


                       See Notes to Financial Statements.

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2001

Investment Income:
 (net of foreign taxes of $11,749)
 Dividends..................................................    $    11,889
 Interest...................................................     10,019,162
                                                                -----------
      Total investment income...............................                   $10,031,051
Expenses:
 Management fees (Note 3)...................................        597,627
 Administrative fees (Note 3)...............................        179,288
 Distribution fees (Note 3)
  Class A...................................................        260,157
  Class C...................................................         69,012
 Transfer agent fees (Note 3)...............................        381,950
 Custodian fees.............................................         23,970
 Reports to shareholders....................................          3,500
 Registration and filing fees...............................         53,900
 Professional fees..........................................         38,951
 Trustees' fees and expenses................................         29,010
                                                                -----------
      Total expenses........................................                     1,637,365
                                                                               -----------
            Net investment income...........................                     8,393,686
                                                                               -----------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments...............................................     (7,576,232)
  Foreign currency transactions.............................       (144,684)
                                                                -----------
     Net realized loss......................................                    (7,720,916)
 Net unrealized appreciation on:
  Investments...............................................      7,957,863
  Translation of assets and liabilities denominated in
    foreign currencies......................................        182,257
                                                                -----------
     Net unrealized appreciation............................                     8,140,120
                                                                               -----------
Net realized and unrealized gain............................                       419,204
                                                                               -----------
Net increase in net assets resulting from operations........                   $ 8,812,890
                                                                               ===========

                       See Notes to Financial Statements.
 22

TEMPLETON GLOBAL BOND FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2001 AND 2000

                                                                    2001               2000
                                                                -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  8,393,686       $ 10,853,100
  Net realized loss from investments and foreign currency
   transactions.............................................      (7,720,916)       (16,055,639)
  Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................       8,140,120          2,421,069
                                                                -------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       8,812,890         (2,781,470)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................      (2,415,311)        (9,561,861)
   Class C..................................................        (226,456)          (958,385)
   Advisor Class............................................          (5,550)           (50,970)
  Net realized gains:
   Class A..................................................              --           (153,023)
   Class C..................................................              --            (17,062)
   Advisor Class............................................              --             (1,226)
  Tax return of capital:
   Class A..................................................      (5,665,752)                --
   Class C..................................................        (531,214)                --
   Advisor Class............................................         (13,019)                --
                                                                -------------------------------
 Total distributions to shareholders........................      (8,857,302)       (10,742,527)
Beneficial share transactions (Note 2):
   Class A..................................................      64,507,586        (20,312,928)
   Class C..................................................       1,900,016         (4,145,377)
   Advisor Class............................................        (130,481)          (792,188)
                                                                -------------------------------
 Total beneficial share transactions........................      66,277,121        (25,250,493)
    Net increase (decrease) in net assets...................      66,232,709        (38,774,490)

Net assets:
 Beginning of year..........................................     126,625,635        165,400,125
                                                                -------------------------------
 End of year................................................    $192,858,344       $126,625,635
                                                                ===============================
Undistributed net investment income included in net assets:
 End of year................................................    $    (17,007)      $    244,634
                                                                ===============================

                       See Notes to Financial Statements.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund) is a separate, non-diversified series of Templeton Income Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests primarily in the debt securities of companies, governments and government agencies located anywhere in the world including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS:

The fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

g. AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize all premium and discount on fixed-income securities. Such amortization will be included in net investment income but will not impact the net assets or the distributions of the Fund. The Fund estimates that the initial adjustment required upon adoption of premium and discount amortization will decrease the recorded cost of its investments by approximately $5,032,725.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class of shares and its exchange privilege.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

At August 31, 2001, there were an unlimited number of shares of beneficial interest authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                YEAR ENDED AUGUST 31,
                                                            --------------------------------------------------------------
                                                                       2001                               2000
                                                            --------------------------------------------------------------
                                                              SHARES         AMOUNT              SHARES          AMOUNT
                                                            --------------------------------------------------------------
CLASS A SHARES:
Shares sold...............................................   4,981,900    $ 39,769,576           4,856,098    $ 41,533,584
Shares issued on reinvestment of distributions............     765,049       6,011,743             816,148       6,892,717
Shares issued on merger (Note 7)..........................   9,504,815      75,562,291           1,947,905      17,102,608
Shares redeemed...........................................  (7,148,460)    (56,836,024)        (10,069,615)    (85,841,837)
                                                            --------------------------------------------------------------
Net increase (decrease)...................................   8,103,304    $ 64,507,586          (2,449,464)   $(20,312,928)
                                                            ==============================================================

                                                                                YEAR ENDED AUGUST 31,
                                                            --------------------------------------------------------------
                                                                       2001                               2000
                                                            --------------------------------------------------------------
                                                              SHARES         AMOUNT              SHARES          AMOUNT
                                                            --------------------------------------------------------------
CLASS C SHARES:
Shares sold...............................................     258,220    $  2,069,792             307,863    $  2,652,496
Shares issued on reinvestment of distributions............      80,696         635,057              95,814         810,511
Shares issued on merger (Note 7)..........................     518,397       4,147,172                  --              --
Shares redeemed...........................................    (625,637)     (4,952,005)           (888,954)     (7,608,384)
                                                            --------------------------------------------------------------
Net increase (decrease)...................................     231,676    $  1,900,016            (485,277)   $ (4,145,377)
                                                            ==============================================================

                                                                                YEAR ENDED AUGUST 31,
                                                            --------------------------------------------------------------
                                                                       2001                               2000
                                                            --------------------------------------------------------------
                                                              SHARES         AMOUNT              SHARES          AMOUNT
                                                            --------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold...............................................       4,214    $     33,292              13,235    $    114,687
Shares issued on reinvestment of distributions............       1,452          11,395               3,164          27,167
Shares issued on merger (Note 7)..........................      11,944          95,311                  --              --
Shares redeemed...........................................     (32,792)       (270,479)           (108,231)       (934,042)
                                                            --------------------------------------------------------------
Net decrease..............................................     (15,182)   $   (130,481)            (91,832)   $   (792,188)
                                                            ==============================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.50%         First $200 million
0.45%         Over $200 million, up to and including $1.3 billion
0.40%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Next $500 million
0.10%         Next $500 million
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2001, unreimbursed costs were $53,892. Distributors received net commissions on sales of the Fund's shares and received contingent deferred sales charges for the year of $14,426 and $2,048, respectively.

4. INCOME TAXES

At August 31, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes of $212,470,308 was as follows:

Unrealized appreciation.....................................  $  1,865,995
Unrealized depreciation.....................................   (27,052,670)
                                                              ------------
Net unrealized depreciation.................................  $(25,186,675)
                                                              ============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, losses realized subsequent to October 31 on the sale of securities and foreign currencies, and foreign currency gains/losses on the sale of debt instruments.

At August 31, 2001, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2000 of $9,071,299 and $3,887,706, respectively. For tax purposes, such losses will be reflected in the year ending August 31, 2002.

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

4. INCOME TAXES (CONT.)

At August 31, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

    Capital loss carryovers expiring in:

2002........................................................  $   173,253
2003........................................................       77,143
2004........................................................       54,060
2005........................................................        1,347
2006........................................................        4,415
2007........................................................    2,226,253
2008........................................................    4,015,528
2009........................................................    4,159,943
                                                              -----------
                                                              $10,711,942
                                                              ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2001 aggregated $118,302,537 and $136,745,210, respectively.

6. OFF-BALANCE SHEET RISK

At August 31, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                                               SETTLEMENT
                                                                                     IN           DATE           UNREALIZED
CONTRACTS TO BUY:                                                               EXCHANGE FOR                     GAIN/(LOSS)
------------------                                                              --------------------------------------------
 1,500,000  European Unit...............................................  U.S.  $  1,344,645    10/15/01    U.S.   $16,572
                                                                                ============                       -------
                                                                                                            U.S.
            Unrealized gain on forward exchange contracts...............                                           $16,572
                                                                                                                   -------
CONTRACTS TO BUY:
------------------
   467,000  Australian Dollar...........................................  U.S.  $    247,510    10/31/01    U.S.   $(2,404)
   500,000  British Pound Sterling......................................             725,000    10/31/01            (1,429)
   367,000  Canadian Dollar.............................................             237,364    10/31/01              (791)
 1,550,000  Canadian Dollar.............................................             999,742    11/05/01            (1,548)
                                                                                ------------                       -------
                                                                          U.S.  $  2,209,616                        (6,172)
                                                                                ============                       -------
            Unrealized loss on forward exchange contracts...............                                            (6,172)
                                                                                                                   -------
             Net unrealized gain on forward exchange contracts..........                                    U.S.   $10,400
                                                                                                                   =======

TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (continued)

7. MERGERS

On October 21, 1999, the Fund acquired all of the net assets of the Templeton Americas Government Securities Fund pursuant to a plan of reorganization approved by the Templeton Americas Government Securities Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,947,905 Class A shares (valued at $8.78 per share) for the net assets of the Templeton Americas Government Securities Fund, which aggregated $17,102,608, including $1,480,591 of unrealized depreciation. The combined net assets of the Fund immediately after the merger were $176,515,833.

On July 26, 2001, the Templeton Global Bond Fund acquired the net assets of the Franklin Templeton Global Trust (FTGT) -- Global Currency Fund pursuant to a plan of reorganization approved by FTGT -- Global Currency Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,524,715 Class A shares of the Global Bond Fund (valued at $7.74 per share) for the net assets of the FTGT -- Global Currency Fund which aggregated $11,801,292, including $142,340 of unrealized depreciation. The combined net assets of the Fund immediately after the merger were $122,780,841.

On August 23, 2001, the Templeton Global Bond Fund acquired the net assets of the Franklin Investment Securities Trust (FIST) -- Franklin Global Government Income Fund pursuant to a plan of reorganization approved by FIST -- Franklin Global Government Income Fund's shareholders. The merger was accomplished by a tax-free exchange of 7,980,100 Class A shares, 518,397 Class C shares and 11,944 Advisor Class shares of the Global Bond Fund (valued at $7.99 per share, $8.00 per share, and $7.98 per share, respectively) for the net assets of the FIST -- Franklin Global Government Income Fund which aggregated $68,003,482, including $8,450,684 of unrealized depreciation. The combined net assets of the Fund immediately after the merger were $192,751,693.

TEMPLETON GLOBAL BOND FUND
INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Templeton Global Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Income Trust - Templeton Global Bond Fund (the "Fund") at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
San Francisco, California
September 26, 2001

[FRANKLIN TEMPLETON LOGO]

FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906










ANNUAL REPORT
TEMPLETON GLOBAL BOND FUND

AUDITORS

PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301


This report must be preceded or accompanied by the current Templeton Global Bond Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


406 A2001 10/01                                 [LOGO] Printed on recycled paper